Reconciliation of Beginning and Ending Balances of Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs Level Three (Detail) - Available-for-sale Securities - USD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Investment in Debt Securities
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance at beginning of year	$ 5,548	$ 7,950
Purchase	1,063	105
Disposal or repayment	0	(1,000)
Balance at end of year	5,384	5,548
Investment in Equity Securities
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance at beginning of year	229	2,371
Total gains or (losses) (realized/unrealized), included in earnings	$ (161)	$ (2,110)
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Debt Securities, Available-for-Sale, Gain (Loss)	Debt Securities, Available-for-Sale, Gain (Loss)
Balance at end of year	$ 57	$ 229
The amount of total gains or (losses) for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at the reporting date.	(161)	(2,110)
Unrealized Gain (Loss) on Security | Investment in Debt Securities
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Total gains or (losses) (realized/unrealized), included in other comprehensive income	$ (865)	$ (1,453)
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Asset, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]	OCI, Debt Securities, Available-for-Sale, Unrealized Holding Gain (Loss), before Adjustment, after Tax	OCI, Debt Securities, Available-for-Sale, Unrealized Holding Gain (Loss), before Adjustment, after Tax
Foreign Currency Items | Investment in Debt Securities
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Total gains or (losses) (realized/unrealized), included in other comprehensive income	$ (362)	$ (54)
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Asset, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]	Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax
Foreign Currency Items | Investment in Equity Securities
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Total gains or (losses) (realized/unrealized), included in other comprehensive income	$ (11)	$ (32)
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Asset, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]	Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax